INVESTMENT IN ASSOCIATE - Summarized Consolidated Statement of Operations Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [line items]
Revenue	$ 1,561.0	$ 1,612.2
Net (loss) earnings	203.6	225.6
Other comprehensive loss	15.9	(5.0)
Total comprehensive (loss) income	219.5	220.6
Leagold Mining Corporation
Disclosure of associates [line items]
Net (loss) earnings	(20.0)	(79.9)
Other comprehensive loss	(8.1)	(46.1)
Total comprehensive (loss) income	$ (28.1)	$ (126.0)